Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Schedule of debt or long term debt to adjusted capital or equity ratio

As at December 31:	2023	2022
Total debt	$36,107	$35,538
Less: cash	(78,252)	(63,717)
Net debt	Not applicable	Not applicable
Shareholders’ equity	322,459	325,158
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2023	2022
Long-term debt	$36,107	$35,538
Shareholders’ equity	322,459	325,158
Long-term debt-to-equity ratio	0.11	0.11